Document and Entity Information	Jan. 15, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 15, 2024
Entity Registrant Name	SYNOPSYS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-19807
Entity Tax Identification Number	56-1546236
Entity Address Address Line 1	675 Almanor Ave.
Entity Address City Or Town	Sunnyvale
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94085
City Area Code	650
Local Phone Number	584-5000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value of $0.01 per share)
Trading Symbol	SNPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000883241
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	690 East Middlefield Road
Entity Address City Or Town	Mountain View
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94043